RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

36.   RELATED PARTY TRANSACTIONS

Parties are considered to be related to the Group if the Group has the ability, directly or indirectly, to control or jointly control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to control or common control. Related parties may be individuals (being members of key management personnel, significant shareholders and/or their close family members) or other entities and include entities which are under the significant influence of related parties of the Group where those parties are individuals, and post-employment benefit plans which are for the benefit of employees of the Group or of any entity that is a related party of the Group.

(a)   Transactions with Sinopec Group Company and fellow subsidiaries, associates and joint ventures

The Group is part of a larger group of companies under Sinopec Group Company, which is controlled by the PRC government, and has significant transactions and relationships with Sinopec Group Company and fellow subsidiaries. Because of these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

The principal related party transactions with Sinopec Group Company and fellow subsidiaries, associates and joint ventures, which were carried out in the ordinary course of business are as follows:

		Years ended December 31,
	Note	2020	2021	2022
		RMB	RMB	RMB
Sales of goods	(i)	228,307	297,381	352,691
Purchases	(ii)	151,300	191,888	184,986
Transportation and storage	(iii)	8,734	19,443	18,291
Exploration and development services	(iv)	31,444	33,930	37,317
Production related services	(v)	31,915	44,405	48,465
Ancillary and social services	(vi)	2,952	1,730	—
Agency commission income	(vii)	160	194	173
Interest income	(viii)	704	715	1,203
Interest expense	(ix)	919	385	541
Net deposits placed with related parties	(x)	(17,585)	(8,265)	(3,382)
Net funds (placed with)/obtained from related parties	(ix)	(31,144)	30,305	36,608

The amounts set out in the table above in respect of each of the years in the three-year period ended December 31 represent the relevant costs and income as determined by the corresponding contracts with the related parties.

For the years ended December 31, 2021 and 2022, no individually significant right-of-use assets were leased from Sinopec Group Company and fellow subsidiaries, associates and joint ventures by the Group. The interest expense recognized for the years ended December 31, 2021 and 2022 on lease liabilities in respect of amounts due to Sinopec Group Company and fellow subsidiaries, associates and joint ventures was RMB 7,863 and RMB 7,811.

For the years ended December 31, 2020, 2021 and 2022, the amount of rental the Group paid to Sinopec Group Company and fellow subsidiaries, associates and joint ventures for land are RMB 11,090, RMB 10,834 and RMB 11,051, respectively. For the years ended December 31, 2020, 2021 and 2022, the amount of rental the Group paid to Sinopec Group Company and fellow subsidiaries, associates and joint ventures for buildings are RMB 571, RMB 572 and RMB 943, respectively. For the years ended December 31, 2020, 2021 and 2022, the amount of rental the Group paid to Sinopec Group Company and fellow subsidiaries, associates and joint ventures for others are RMB 330, RMB 269 and RMB 352, respectively.

As at December 31, 2021 and 2022, there was no guarantee given to banks by the Group in respect of banking facilities to Sinopec Group Company and fellow subsidiaries, associates and joint ventures, except for the guarantees disclosed in Note 34. Guarantees given to banks by the Group in respect of banking facilities to associates and joint ventures are disclosed in Note 34.

36.   RELATED PARTY TRANSACTIONS (Continued)

(a)   Transactions with Sinopec Group Company and fellow subsidiaries, associates and joint ventures (Continued)

The directors of the Company are of the opinion that the above transactions with related parties were conducted in the ordinary course of business and on normal commercial terms or in accordance with the agreements governing such transactions, and this has been confirmed by the independent non-executive directors.

Notes:

(i)	Sales of goods represent the sale of crude oil, intermediate petrochemical products, petroleum products and ancillary materials.
(ii)	Purchases represent the purchase of materials and utility supplies directly related to the Group’s operations such as the procurement of raw and ancillary materials and related services, supply of water, electricity and gas.
(iii)	Transportation and storage represent the cost for the use of railway, road and marine transportation services, pipelines, loading, unloading and storage facilities.
(iv)	Exploration and development services comprise direct costs incurred in the exploration and development such as geophysical, drilling, well testing and well measurement services.
(v)	Production related services represent ancillary services rendered in relation to the Group’s operations such as equipment repair and general maintenance, insurance premium, technical research, communications, firefighting, security, product quality testing and analysis, information technology, design and engineering, construction of oilfield ground facilities, refineries and chemical plants, manufacture of replacement parts and machinery, installation, project management, environmental protection and management services.
(vi)	Ancillary and social services represent expenditures for social welfare and support services such as educational facilities, media communication services, sanitation, accommodation, canteens, and property maintenance. The term of the Cultural, Educational, Hygiene and Auxiliary Service Agreement expired on 31 December 2021, and is not renewed due to the significant decrease in the service scale after the separation and transfer of assets and business such as the Three Supplies and One Industry Assets etc. Cultural and educational services related or similar to training and auxiliary services thereunder have been incorporated into the Mutual Supply Agreement.
(vii)	Agency commission income represents commission earned for acting as an agent in respect of sales of products and purchase of materials for certain entities owned by Sinopec Group Company.

(viii) Interest income represents interest received from deposits placed with Sinopec Finance and Sinopec Century Bright Capital Investment Limited, finance companies controlled by Sinopec Group Company. The applicable interest rate is determined in accordance with the prevailing saving deposit rate. The balance of deposits as at December 31, 2021 and 2022 were RMB 61,682 and RMB 65,064, respectively.

(ix)	Interest expense represents interest charges on the loans obtained from Sinopec Group Company and fellow subsidiaries.
(x)	The Group obtained loans, discounted bills and issued the acceptance bills from Sinopec Group Company and fellow subsidiaries.

36.   RELATED PARTY TRANSACTIONS (Continued)

(a)   Transactions with Sinopec Group Company and fellow subsidiaries, associates and joint ventures (Continued)

In connection with the Reorganization, the Company and Sinopec Group Company entered into a number of agreements under which 1) Sinopec Group Company will provide goods and products and a range of ancillary, social and supporting services to the Group and 2) the Group will sell certain goods to Sinopec Group Company. These agreements impacted the operating results of the Group for the year ended 31 December 2022. The terms of these agreements are summarized as follows:

●	The Company has entered into a non-exclusive “Agreement for Mutual Provision of Products and Ancillary Services” (“Mutual Provision Agreement”) with Sinopec Group Company effective from 1 January 2000 in which Sinopec Group Company has agreed to provide the Group with certain ancillary production services, construction services, information advisory services, supply services and other services and products. While each of Sinopec Group Company and the Company is permitted to terminate the Mutual Provision Agreement upon at least six months notice, Sinopec Group Company has agreed not to terminate the agreement if the Group is unable to obtain comparable services from a third party. The pricing policy for these services and products provided by Sinopec Group Company to the Group is as follows:
(1)	the government-prescribed price;
(2)	where there is no government-prescribed price, the government-guidance price;
(3)	where there is neither a government-prescribed price nor a government-guidance price, the market price; or
(4)	where none of the above is applicable, the price to be agreed between the parties, which shall be based on a reasonable cost incurred in providing such services plus a profit margin not exceeding 6%.
●	The Company has entered into a non-exclusive “Agreement for Provision of Cultural and Educational, Health Care and Community Services” with Sinopec Group Company effective from January 1, 2000 in which Sinopec Group Company has agreed to provide the Group with certain cultural, educational, health care and community services on the same pricing terms and termination conditions as described in the above Mutual Provision Agreement. The term of the Cultural, Educational, Hygiene and Auxiliary Service Agreement expired on 31 December 2021, and is not renewed due to the significant decrease in the service scale after the separation and transfer of assets and business such as the Three Supplies and One Industry Assets etc. Cultural and educational services related or similar to training and auxiliary services thereunder have been incorporated into the Mutual Supply Agreement.
●	The Company has entered into a series of lease agreements with Sinopec Group Company to lease certain lands and buildings effective on January 1, 2000. The lease term is 40 or 50 years for lands and 20 years for buildings, respectively. The Company and Sinopec Group Company can renegotiate the rental amount every three years for land. The Company and Sinopec Group Company can renegotiate the rental amount for buildings every year. However such amount cannot exceed the market price as determined by an independent third party.
●	The Company has entered into agreements with Sinopec Group Company effective from January 1, 2000 under which the Group has been granted the right to use certain trademarks, patents, technology and computer software developed by Sinopec Group Company.
●	The Company has entered into a service stations franchise agreement with Sinopec Group Company effective from January 1, 2000 under which its service stations and retail stores would exclusively sell the refined products supplied by the Group.
●	On the basis of a series of continuing connected transaction agreements signed in 2000, the Company and Sinopec Group Company have signed the Sixth Supplementary Agreement on August 27, 2021, which took effect on January 1, 2022 and made adjustment to “Mutual Supply Agreement” and “Buildings Leasing Contract”, etc.

36.   RELATED PARTY TRANSACTIONS (Continued)

(a)   Transactions with Sinopec Group Company and fellow subsidiaries, associates and joint ventures (Continued)

Amounts due from/to Sinopec Group Company and fellow subsidiaries, associates and joint ventures included in the following accounts captions are summarized as follows:

	December 31,
	2021	2022
	RMB	RMB

Trade accounts receivable	8,655	11,480
Financial assets at fair value through other comprehensive income	186	596
Prepaid expenses and other current assets	14,537	10,375
Long-term prepayments and other assets	3,116	8,633
Total	26,494	31,084

Trade accounts payable and bills payable	14,170	38,337
Contract liabilities	4,677	4,736
Other payables	50,649	38,312
Other long-term liabilities	2,779	5,180
Short-term loans and current portion of long-term loans from Sinopec Group Company and fellow subsidiaries	2,873	7,292
Long-term loans excluding current portion from Sinopec Group Company and fellow subsidiaries	13,690	22,255
Lease liabilities (including to be paid within one year)	158,761	156,537
Total	247,599	272,649

Amounts due from/to Sinopec Group Company and fellow subsidiaries, associates and joint ventures, other than short-term loans and long-term loans, bear no interest, are unsecured and are repayable in accordance with normal commercial terms. The terms and conditions associated with short-term loans and long-term loans payable to Sinopec Group Company and fellow subsidiaries are set out in Note 27.

As at and for the year ended December 31, 2022, and as at and for the year ended December 31, 2021, no individually significant loss allowance for ECLs were recognized in respect of amounts due from Sinopec Group Company and fellow subsidiaries, associates and joint ventures.

(b)   Key management personnel emoluments

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly, including directors and supervisors of the Group. The key management personnel compensation is as follows:

	Years ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000

Short-term employee benefits	5,753	4,612	9,299
Retirement scheme contributions	342	379	566
	6,095	4,991	9,865

(c)   Contributions to defined contribution retirement plans

The Group participates in various defined contribution retirement plans organized by municipal and provincial governments for its staff. The details of the Group’s employee benefits plan are disclosed in Note 37. As at December 31, 2021 and 2022, the accrual for the contribution to post-employment benefit plans was not material.

36.   RELATED PARTY TRANSACTIONS (Continued)

(d)Transactions with other state-controlled entities in the PRC

The Group is a state-controlled energy and chemical enterprise and operates in an economic regime currently dominated by entities directly or indirectly controlled by the PRC government through its government authorities, agencies, affiliations and other organizations (collectively referred as “state-controlled entities”).

Apart from transactions with Sinopec Group Company and fellow subsidiaries, the Group has transactions with other state-controlled entities, include but not limited to the followings:

●	sales and purchases of goods and ancillary materials;
●	rendering and receiving services;
●	lease of assets;
●	depositing and borrowing money; and
●	uses of public utilities.

These transactions are conducted in the ordinary course of the Group’s business on terms comparable to those with other entities that are not state-controlled.